LONG-TERM DEBT AND FINANCE LEASE OBLIGATIONS - Schedule of Long-term Debt (Details) - USD ($) $ in Millions	Feb. 29, 2020	Nov. 22, 2019	Aug. 15, 2019	Feb. 23, 2019	Feb. 05, 2019	Aug. 09, 2016	May 31, 2016
Debt Instrument [Line Items]
Unamortized debt discounts	$ 41.3			$ 197.0
Deferred financing costs	72.9			65.2
Long-term debt	8,162.2
Finance lease obligations (see Note 8)	666.7
Finance lease obligations (see Note 8)				762.3
Total debt	8,714.7			10,586.4
Less current maturities	(221.4)			(148.8)
Long-term portion	8,493.3			10,437.6
Secured debt | Albertsons Term Loans, interest range of 4.45% to 5.69%
Debt Instrument [Line Items]
Unamortized debt discounts			$ 15.5
Long-term debt	$ 0.0			4,610.7
Secured debt | Minimum | Albertsons Term Loans, interest range of 4.45% to 5.69%
Debt Instrument [Line Items]
Stated interest rate	4.45%
Secured debt | Maximum | Albertsons Term Loans, interest range of 4.45% to 5.69%
Debt Instrument [Line Items]
Stated interest rate	5.69%
Senior notes | Senior Unsecured Notes due 2023, 2024, 2025, 2026, 2027, 2028 and 2030 interest rate of 3.50%, 6.625%, 5.750%, 7.5%, 4.625%, 5.875% and 4.875%, respectively
Debt Instrument [Line Items]
Long-term debt	$ 6,884.5			3,071.6
Senior notes | Senior Unsecured Notes, Maturity 2023
Debt Instrument [Line Items]
Stated interest rate	3.50%
Senior notes | Senior Unsecured Notes, Maturity 2024
Debt Instrument [Line Items]
Stated interest rate	6.625%						6.625%
Senior notes | Senior Unsecured Notes, Maturity 2025
Debt Instrument [Line Items]
Stated interest rate	5.75%					5.75%
Senior notes | Senior Unsecured Notes, Maturity 2026
Debt Instrument [Line Items]
Stated interest rate	7.50%				7.50%
Senior notes | Senior Unsecured Notes, Maturity 2027
Debt Instrument [Line Items]
Stated interest rate	4.625%	4.625%
Senior notes | Senior Unsecured Notes, Maturity 2028
Debt Instrument [Line Items]
Stated interest rate	5.875%		5.875%
Senior notes | Senior Unsecured Notes, Maturity 2030
Debt Instrument [Line Items]
Stated interest rate	4.875%
Notes payable | Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Long-term debt	$ 642.1			675.3
Notes payable | New Albertson's L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%
Debt Instrument [Line Items]
Long-term debt	$ 466.0			1,322.3
Notes payable | Minimum | Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Stated interest rate	3.95%
Notes payable | Minimum | New Albertson's L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%
Debt Instrument [Line Items]
Stated interest rate	6.52%
Notes payable | Maximum | Safeway Inc. Notes due 2020 to 2031, interest rate range of 3.95% to 7.45%
Debt Instrument [Line Items]
Stated interest rate	7.45%
Notes payable | Maximum | New Albertson's L.P. Notes due 2026 to 2031, interest rate range of 6.52% to 8.70%
Debt Instrument [Line Items]
Stated interest rate	8.70%
Other notes payable | Other notes payable, unsecured
Debt Instrument [Line Items]
Long-term debt	$ 37.2			125.4
Mortgage notes payable | Mortgage notes payable, secured
Debt Instrument [Line Items]
Long-term debt	$ 18.2			$ 18.8